Item 1. Schedule of Investments:
--------------------------------
Putnam New York Investment Grade Municipal Trust

QUARTERLY PORTFOLIO HOLDINGS

1-31-05


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

Putnam New York Investment Grade Municipal Trust
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The fund's portfolio
January 31, 2005 (Unaudited)

KEY TO ABBREVIATIONS

   AMBAC -- AMBAC Indemnity Corporation
   FGIC -- Financial Guaranty Insurance Company
   FSA -- Financial Security Assurance
   G.O. Bonds -- General Obligation Bonds
   IFB -- Inverse Floating Rate Bonds
   MBIA -- MBIA Insurance Company
   U.S. Govt. Coll. -- U.S. Government Collateralized

Municipal bonds and notes (100%) (a)
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Principal amount                                                              Rating (RAT)            Value
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
New York (98.0%)
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       $300,000  Albany Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Albany College of Pharmacy), Ser.
                 A, 5 3/8s, 12/1/24                                               BBB-             $315,531
        250,000  Albany, Indl. Dev. Agcy. Civic Fac. Rev.
                 Bonds (Charitable Leadership), Ser. A ,
                 6s, 7/1/19                                                       Baa3              271,573
        500,000  Chemung Cnty., Indl. Dev. Agcy. Civic
                 Fac. Rev. Bonds (Arnot Ogden Med. Ctr.),
                 5s, 11/1/34                                                      A3                509,900
        700,000  Dutchess Cnty., Indl. Dev. Agcy. Civic
                 Fac. Rev. Bonds (Bard College), 5 3/4s,
                 8/1/30                                                           A3                757,953
        250,000  Essex Cnty., Indl. Dev.  Agcy. Rev.
                 Bonds (Intl. Paper Co.), Ser. A, 5 1/2s,
                 10/1/26                                                          Baa2              254,830
        500,000  Geneva, Indl. Dev. Agcy. Rev. Bonds
                 (Hobart & William Smith), Ser. A, 5
                 3/8s, 2/1/33                                                     A                 531,170
        395,000  Hempstead, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds (Hofstra U.), 5 1/4s, 7/1/16                          A                 426,734
                 Long Island, Pwr. Auth. NY Elec. Syst.
                 Rev. Bonds, Ser. A
        750,000  5 1/4s, 12/1/26                                                  A-                778,808
      2,000,000  AMBAC, 5s, 9/1/29                                                Aaa             2,102,480
      1,000,000  Madison Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Colgate U.), Ser. A, 5s, 7/1/23                           Aa3             1,064,910
      1,000,000  Metro. Trans. Auth. Rev. Bonds, Ser. A,
                 FSA, 5s, 11/15/30                                                Aaa             1,045,150
                 Metro. Trans. Auth. Svc. Contract Rev.
                 Bonds
        500,000  (Trans. Fac.), Ser. O, U.S. Govt. Coll.,
                 5 3/4s, 7/1/13                                                   AAA               571,015
      1,000,000  Ser. A , MBIA, 5 1/2s, 1/1/20                                    Aaa             1,133,720
        650,000  Niagara Cnty., Indl. Dev. Agcy. Rev.
                 Bonds, Ser. C, 5 5/8s, 11/15/24                                  Baa1              698,282
                 NY City, G.O. Bonds
        185,000  Ser. I, U.S. Govt. Coll., 6 1/4s,
                 4/15/17                                                          Aaa               202,340
         65,000  Ser. D, U.S. Govt. Coll., 6s, 2/15/25                            Aaa                65,739
      1,000,000  Ser. B, 5 3/4s, 8/1/16                                           A2              1,129,620
        700,000  Ser. B, 5 1/2s, 12/1/31 (Prerefunded)                            AAA               803,096
        300,000  Ser. B, 5 1/2s, 12/1/31                                          A2                321,270
        200,000  NY City, IFB, AMBAC, 10.07s, 9/1/11                              Aaa               201,246
        300,000  NY City, Hlth. & Hosp. Corp. Rev. Bonds
                 (Hlth. Syst.), Ser. A , 5 3/8s, 2/15/26                          A3                312,732
        750,000  NY City, Indl. Dev. Agcy. Rev. Bonds
                 (Brooklyn Navy Yard Cogen. Partners),
                 5.65s, 10/1/28                                                   BBB-              739,350
                 NY City, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds
        600,000  (Staten Island U. Hosp.), Ser. A, 6
                 3/8s, 7/1/31                                                     Ba3               592,038
        250,000  (Brooklyn Polytech. U. Project J), 6
                 1/8s, 11/1/30                                                    BB+               244,745
        250,000  (St. Francis College), 5s, 10/1/34                               A-                257,910
        700,000  NY City, Indl. Dev. Agcy. Special Arpt.
                 Fac. Rev. Bonds (Airis JFK I LLC), Ser.
                 A, 5 1/2s, 7/1/28                                                Baa3              706,468
                 NY City, Indl. Dev. Agcy. Special Fac.
                 Rev. Bonds
      1,000,000  (Terminal One Group Assn.), 6s, 1/1/15                           A3              1,012,830
        100,000  (British Airways), 5 1/4s, 12/1/32                               BB+                80,741
        500,000  NY City, Muni. Wtr. & Swr. Fin. Auth.
                 Rev. Bonds, Ser. G, FSA, 5s, 6/15/34                             Aaa               517,880
        300,000  NY Cntys., Tobacco Trust III Rev. Bonds,
                 6s, 6/1/43                                                       Baa2              295,107
      1,000,000  NY Cntys., Trust II Rev. Bonds (Tobacco
                 Settlement), 5 3/4s, 6/1/43                                      BBB               938,460
                 NY State Dorm. Auth. Rev. Bonds
        875,000  (State U. Edl. Fac.), Ser. A, 7 1/2s,
                 5/15/13                                                          AA-             1,116,036
        250,000  (Mount Sinai Hlth.), Ser. A, 6 1/2s,
                 7/1/25                                                           Ba1               264,133
         70,000  (Mental Hlth. Svcs.), Ser. A, 5 3/4s,
                 2/15/27                                                          AA-                74,612
        450,000  (Winthrop-U. Hosp. Assn.), Ser. A, 5
                 1/2s, 7/1/32                                                     Baa1              471,249
        870,000  (Dept. of Hlth.), 5 1/2s, 7/1/25
                 (Prerefunded)                                                    AA-               926,524
        630,000  (Dept. of Hlth.), 5 1/2s, 7/1/25                                 AA-               665,746
        600,000  (North Shore Long Island Jewish Group),
                 5 3/8s, 5/1/23                                                   A3                637,056
      1,000,000  (City U. Syst. Construction), Ser. 1, 5
                 1/4s, 7/1/17                                                     AA-             1,067,520
        300,000  (NY Methodist Hosp.), 5 1/4s, 7/1/17                             A3                327,192
      1,000,000  (School Dist. Fin.), Ser. A, MBIA, 5
                 1/4s, 4/1/11                                                     Aaa             1,119,700
        250,000  (Lenox Hill Hosp. Oblig. Group), 5 1/4s,
                 7/1/08                                                           Baa2              264,028
      1,500,000  (NY U.), Ser. 2, AMBAC, 5s, 7/1/41                               Aaa             1,549,740
        500,000  (Rochester U.), Ser. A, 5s, 7/1/34                               A1                519,765
      1,000,000  (NYU), Ser. A, FGIC, 5s, 7/1/29                                  Aaa             1,056,050
      1,000,000  Ser. A, FGIC-TCRS, 5s, 3/15/27                                   Aaa             1,053,090
      1,000,000  (Dept. of Hlth.), Ser. 2, FGIC, 5s,
                 7/1/22                                                           Aaa             1,080,190
      1,875,000  NY State Dorm. Auth. Lease Rev. Bonds
                 (State U. Dorm. Facs.), Ser. A, MBIA,
                 5s, 7/1/24                                                       Aaa             2,023,369
        500,000  NY State Energy Research & Dev. Auth.
                 Fac. Mandatory Put Bonds, 4.7s, 10/1/12                          A1                502,320
        400,000  NY State Energy Research & Dev. Auth.
                 Gas Fac. Rev. Bonds (Brooklyn Union
                 Gas), 6.952s, 7/1/26                                             A+                430,244
        250,000  NY State Env. Fac. Corp. Rev. Bonds, 5s,
                 6/15/32                                                          Aaa               262,355
        155,000  NY State Env. Fac. Corp. Poll. Control
                 Rev. Bonds (State Wtr. Revolving Fund),
                 Ser. A, 7 1/2s, 6/15/12                                          Aaa               155,589
      1,000,000  NY State Local Govt. Assistance Corp.
                 Rev. Bonds (Sub. Lien), Ser. A, FSA, 5s,
                 4/1/13                                                           AA              1,116,170
        750,000  NY State Pwr. Auth. Rev. Bonds, 5s,
                 11/15/20                                                         Aa2               807,488
                 NY State Thruway Auth. Rev. Bonds, Ser.
                 A, MBIA
      1,000,000  5 1/4s, 4/1/13                                                   Aaa             1,129,310
      1,000,000  5 1/4s, 4/1/12                                                   Aaa             1,127,500
      1,000,000  NY State Urban Dev. Corp. Rev. Bonds
                 (Personal Income Tax), Ser. C-1, 5s,
                 3/15/33                                                          AA              1,120,150
      1,000,000  Port Auth. NY & NJ Cons. Rev. Bonds,
                 Ser. 124, 5s, 8/1/31                                             AA-             1,018,250
      3,000,000  Port. Auth. NY & NJ Special Obligation
                 Rev. Bonds (JFK Intl. Air Term. - 6),
                 MBIA, 5.9s, 12/1/17                                              Aaa             3,269,460
        100,000  Saratoga Cnty., Indl. Dev. Agcy. Civic
                 Fac. Rev. Bonds (Saratoga Hosp.), Ser.
                 A, 5s, 12/1/13                                                   BBB+              106,757
        500,000  Suffolk Cnty., Indl. Dev. Agcy. Civic
                 Fac. Rev. Bonds (Huntington Hosp.), Ser.
                 B, 5 7/8s, 11/1/32                                               Baa1              528,090
      1,000,000  Tobacco Settlement Fin. Auth. Rev.
                 Bonds, Ser. A-1, 5 1/2s, 6/1/18                                  AA-             1,107,110
      1,000,000  Triborough Bridge & Tunnel Auth. Rev.
                 Bonds, Ser. A, 5s, 1/1/32                                        Aa3             1,033,580
        165,000  Westchester Cnty., Indl Dev. Agcy. Civic
                 Fac. Rev. Bonds (Guiding Eyes for The
                 Blind), 5 3/8s, 8/1/24                                           BBB               177,692
        250,000  Yonkers, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds (St. John's Riverside Hosp.),
                 Ser. A, 7 1/8s, 7/1/31                                           BB                260,243
                                                                                              -------------
                                                                                                 47,251,936

Puerto Rico (2.0%)
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        750,000  Children's Trust Fund Tobacco Settlement
                 Rev. Bonds, 5 1/2s, 5/15/39                                      BBB               711,270
        250,000  PR Indl. Tourist Edl. Med. & Env.
                 Control Fac. Rev. Bonds (Cogen.
                 Fac.-AES), 6 5/8s, 6/1/26                                        Baa3              273,763
                                                                                              -------------
                                                                                                    985,033
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                 Total Investments (cost $45,908,395) (b)                                       $48,236,969
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      NOTES

  (a) Percentages indicated are based on portfolio market value.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.


  (b) The aggregate identified cost on a tax basis is $45,918,822, resulting in gross unrealized appreciation and depreciation of $2,462,867 and $144,720 respectively, or net unrealized appreciation of $2,318,147.

      The rates shown on Mandatory Put Bonds are the current interest rates at January 31, 2005.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The rates shown on IFB which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at January 31, 2005.

      The fund had the following industry group concentrations greater than 10% at January 31, 2005 (as a percentage of portfolio market value):

      Transportation       21.6%
      Education            17.6
      Utilities            13.6
      Healthcare           11.7

      The fund had the following insurance concentration greater than 10% at January 31, 2005 (as a percentage of portfolio market value):

      MBIA                 20.3%

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees.
      Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005